Investments - Summary of Composition of Other Investments (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Schedule of Investments [Line Items]
Equity method investments	¥ 556,778	¥ 519,552
Investments held by consolidated investment companies and other	69,370	62,836
Total	¥ 626,148	¥ 582,388